Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		December 31, 2016		December 31, 2015
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$18,915	18,915	32,868	$32,868
Restricted cash	1	22,209	22,209	25,828	25,828
Amounts due from affiliate	2	4,237	4,237	4,239	4,239
Derivative instruments	2	(7,045)	(7,045)	(10,767)	(10,767)
Other:
Advances (shareholder loans) to joint ventures	2	7,218	7,355	13,991	14,329
Current amounts due to owners and affiliates	2	(1,374)	(1,374)	(10,604)	(10,604)
Cash designated for acquisition	1	91,768	91,768	—	—
Long-term receivable	2	6,195	6,195	—	—
Loans and promissory notes due to owners and affiliates	2	—	—	(287)	(287)
Lampung facility	2	(164,851)	(183,585)	(181,527)	(202,017)
Gallant facility	2	(167,797)	(168,889)	(181,316)	(181,364)
Revolving credit and seller’s credit due to owners and affiliates	2	$(43,005)	(44,098)	(47,000)	$(47,000)

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2016	2015
Trade receivable and long-term receivable	Payment activity	Performing	$8,283	$8,200
Amounts due from affiliate	Payment activity	Performing	4,237	4,239
Advances/ loans to joint ventures	Payment activity	Performing	$7,218	$13,991